The losses expire as follows: (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Expiry date	$ 6,119,000
Two Thousand Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Expiry date	135,000
Two Thousand Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Expiry date	748,000
Two Thousand Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Expiry date	325,000
Two Thousand Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Expiry date	287,000
Two Thousand Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Expiry date	364,000
Two Thousand Thirty Seven [Member]
IfrsStatementLineItems [Line Items]
Expiry date	618,000
Two Thousand Thirty Eigth [Member]
IfrsStatementLineItems [Line Items]
Expiry date	1,089,000
Two Thousand Thirty Nine [Member]
IfrsStatementLineItems [Line Items]
Expiry date	553,000
Two Thousand Fourty [Member]
IfrsStatementLineItems [Line Items]
Expiry date	847,000
Two Thousand Thirty Fourty One [Member]
IfrsStatementLineItems [Line Items]
Expiry date	$ 1,153,000